Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2016		2015
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ 155,137	3.06%	$ 54,432	1.28%
British pound	494,366	9.76	(70,474)	(1.65)
Canadian dollar	27,194	0.54	382,071	8.97
Euro	2,612,792	51.58	258,636	6.07
Hong Kong dollar	38,547	0.76	73,989	1.74
Japanese yen	476,214	9.40	183,109	4.30
Korean won	243,382	4.81	14,676	0.34
Malaysian ringgit	-	-	9,270	0.22
Norwegian krone	(89,811)	(1.77)	(53,793)	(1.26)
Polish zloty	(42,931)	(0.85)	(145,789)	(3.42)
Singapore dollar	(4,223)	(0.08)	(11,349)	(0.27)
South African rand	15,831	0.31	70,730	1.66
Swedish krona	(117,247)	(2.31)	33,757	0.79
Turkish lira	(36,868)	(0.73)	(21,000)	(0.49)
U.S. dollar	1,292,683	25.52	3,481,589	81.72

Total	$ 5,065,066	100.00%	$ 4,259,854	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2016

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 79,741	$ (16,072)	$ 23,290	$ (117,128)	$ (30,169)
Grains	-	(2,530)	89,139	(57,725)	28,884
Interest rates	2,585,506	(349,679)	89	(31,475)	2,204,441
Livestock	1,910	-	-	(2,700)	(790)
Metals	659,138	(532,399)	453,344	(232,913)	347,170
Softs	240	(9,850)	70,445	(77,651)	(16,816)
Stock indices	1,809,601	(628,745)	20,868	(331,013)	870,711

Total futures contracts	5,136,136	(1,539,275)	657,175	(850,605)	3,403,431

Forward currency contracts	466,082	(1,149,281)	2,847,995	(503,161)	1,661,635

Total futures and
forward currency contracts	$ 5,602,218	$ (2,688,556)	$ 3,505,170	$ (1,353,766)	$ 5,065,066

Fair Value of Futures and Forward Currency Contracts at December 31, 2015

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ -	$ 1,935,820	$ (429,585)	$ 1,506,235
Grains	48	-	347,695	(10,900)	336,843
Interest rates	1,030,409	(1,329,031)	-	(1,156)	(299,778)
Livestock	-	-	-	(88,790)	(88,790)
Metals	449,863	(52,819)	657,070	(483,736)	570,378
Softs	115,553	(74,163)	100	(73,815)	(32,325)
Stock indices	857,616	(274,614)	119,246	(32,640)	669,608

Total futures contracts	2,453,489	(1,730,627)	3,059,931	(1,120,622)	2,662,171

Forward currency contracts	736,739	(1,840,774)	3,851,664	(1,149,946)	1,597,683

Total futures and
forward currency contracts	$ 3,190,228	$ (3,571,401)	$ 6,911,595	$ (2,270,568)	$ 4,259,854

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2016	2015	2014

Futures contracts:
Energies	$ (6,966,567)	$ 8,983,430	$ 2,981,313
Grains	2,781,648	(2,597,497)	3,623,367
Interest rates	14,988,237	7,669,389	37,531,206
Livestock	55,290	159,030	893,890
Metals	(1,111,367)	5,411,115	(2,488,313)
Softs	(942,605)	779,782	2,095,657
Stock indices	17,402,260	(87,413)	2,913,996

Total futures contracts	26,206,896	20,317,836	47,551,116

Forward currency contracts	8,748,158	51,738	1,318,519

Total futures and forward currency contracts	$ 34,955,054	$ 20,369,574	$ 48,869,635

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2016		2015		2014
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 9,908,768	$ 10,663,625	$ 1,449,651	$ 19,980,201	$ 58,506,140	$ 36,503,884
Grains	3,483,270	16,076,288	4,514,320	9,729,741	18,708,435	17,339,007
Interest rates	465,765,592	7,201,812	443,862,760	19,265,790	684,099,838	29,797,825
Livestock	55,860	1,364,840	312,778	1,891,970	6,012,536	2,708,046
Metals	8,167,515	14,594,787	2,425,751	25,691,322	32,405,876	13,151,885
Softs	2,494,206	1,866,875	2,068,245	4,421,026	5,798,787	7,150,901
Stock indices	133,506,586	11,752,950	139,974,824	10,986,473	264,077,146	6,713,147

Total futures
contracts	623,381,797	63,521,177	594,608,329	91,966,523	1,069,608,758	113,364,695

Forward currency
contracts	88,043,150	102,066,994	56,830,540	97,872,490	228,857,494	65,941,926

Total average
notional	$ 711,424,947	$ 165,588,171	$ 651,438,869	$ 189,839,013	$ 1,298,466,252	$ 179,306,621

Offsetting Of Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at December 31, 2016

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 3,694,763	$ (1,127,511)	$ 2,567,252
Counterparty I	2,098,548	(1,262,369)	836,179
Total futures contracts	5,793,311	(2,389,880)	3,403,431

Forward currency contracts
Counterparty G	1,572,076	(681,507)	890,569
Counterparty H	1,742,001	(970,935)	771,066
Total forward currency contracts	3,314,077	(1,652,442)	1,661,635

Total assets	$ 9,107,388	$ (4,042,322)	$ 5,065,066

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 2,567,252	$ -	$ (2,567,252)	$ -
Counterparty G	890,569	-	-	890,569
Counterparty H	771,066	-	-	771,066
Counterparty I	836,179	-	(836,179)	-

Total	$ 5,065,066	$ -	$ (3,403,431)	$ 1,661,635

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2016.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2015

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 1,820,652	$ (1,308,411)	$ 512,241
Counterparty I	3,692,768	(1,542,838)	2,149,930
Total futures contracts	5,513,420	(2,851,249)	2,662,171

Forward currency contracts
Counterparty G	3,495,118	(1,769,224)	1,725,894

Total assets	$ 9,008,538	$ (4,620,473)	$ 4,388,065

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	$ 1,221,496	$ (1,093,285)	$ 128,211

Total liabilities	$ 1,221,496	$ (1,093,285)	$ 128,211

(Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 512,241	$ -	$ (512,241)	$ -
Counterparty G	1,725,894	-	-	1,725,894
Counterparty I	2,149,930	-	(2,149,930)	-

Total	$ 4,388,065	$ -	$ (2,662,171)	$ 1,725,894

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	$ 128,211	-	$ (128,211)	-

Total	$ 128,211	$ -	$ (128,211)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2015.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2015.